As filed with the Securities and Exchange Commission on May 26, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

THE MASTERS’ SELECT FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 230-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 230-D
                    Orinda, CA 94563
(Name and address of agent for service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

                                 (925) 254-8999
Registrant's telephone number, including area code

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Item 1. Schedule of Investments.

Masters' Select Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006

Shares		Value

COMMON STOCKS: 97.1%

Consumer Discretionary: 25.8%
500,000	Amazon.Com, Inc. *	$31,996,268
311,800	Callaway Golf Co.	5,362,960
33,967	Comcast Corp. - Class A *	888,577
419,000	Comcast Corp. - Special Class A *	10,944,280
170,000	Conn's, Inc. *	5,807,200
998,600	DIRECTV Group, Inc.(The) *	16,377,040
131,000	Discovery Holding Co. - Class A *	1,965,000
498,000	Disney (Walt) Co.	13,889,220
600,000	Eastman Kodak Co.	17,064,000
387,000	Emmis Communications Corp. - Class A *	6,192,000
600,000	Expedia, Inc. *	12,162,000
1,835,000	Gemstar-TV Guide International, Inc. *	5,670,150
441,000	General Motors Corp.	9,380,070
350,000	Home Depot, Inc.	14,805,000
475,000	IAC/InterActiveCorp. *	13,998,250
527,000	Koninklijke (Royal) Philips Electronics NV	17,733,550
1,797,000	Liberty Media Corp. *	14,753,370
89,100	Pixar, Inc. *	5,714,874
248,000	Ruby Tuesday, Inc.	7,955,840
200,000	Ryland Group, Inc.	13,880,000
210,000	Starbucks Corp. *	7,904,400
428,600	Tempur-Pedic International, Inc. *	6,064,690
		240,508,739
Consumer Staples: 2.3%
195,000	Altria Group, Inc.	13,817,700
135,000	Costco Wholesale Corp.	7,311,600
		21,129,300
Energy: 8.1%
300,000	Alpha Natural Resources, Inc. *	6,942,000
245,000	Dresser-Rand Group, Inc. *	6,088,250
440,000	EOG Resources, Inc.	31,680,000
145,000	FMC Technologies, Inc. *	7,426,900
120,000	GlobalSantaFe Corp.	7,290,000
88,500	Houston Exploration Co. (The) *	4,663,950
86,740	Schlumberger Ltd.	10,978,682
		75,069,782
Finance: 23.3%
283,200	American Express Co.	14,882,160
279,900	American International Group, Inc.	18,498,591
56,640	Ameriprise Financial, Inc.	2,552,198
485,000	AON Corp.	20,132,350
154	Berkshire Hathaway, Inc. - Class A *	13,913,900
200,000	Capital One Financial Corp.	16,104,000
204,600	Commerce Bancorp, Inc.	7,498,590
250,000	Conseco, Inc.	6,205,000
175,000	Countrywide Financial Corp.	6,422,500
60,500	Fairfax Financial Holdings Ltd.	6,486,205
270,500	Golden West Financial Corp.	18,366,950
503,428	HSBC Holdings Plc	8,449,423
346,600	JPMorgan Chase & Co.	29,006,424
200,000	MGIC Investment Corp.	13,326,000
180,600	Progressive Corp.	18,829,356
144,200	SLM Corp.	7,489,748
150,000	Transatlantic Holdings, Inc.	8,767,500
		216,930,895

Masters' Select Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006

Shares/ Principal Amount		Value

Healthcare, Pharmaceuticals & Biotechnology: 5.6%
235,000	First Horizon Pharmaceutical Corp. *	$5,924,350
144,700	Genentech, Inc. *	12,228,597
140,000	Icon Plc SA *	6,844,600
164,000	ImClone Systems, Inc.*	5,579,280
283,800	Merge Technologies, Inc. *	4,532,286
148,000	ResMed, Inc. *	6,509,040
270,000	Symmetry Medical, Inc. *	5,726,700
90,000	Varian Medical Systems, Inc. *	5,054,400
		52,399,253
Industrials: 8.9%
146,100	Armor Holdings, Inc. *	8,516,169
375,000	Champion Enterprises, Inc. *	5,610,000
159,000	FedEx Corp.	17,957,460
141,800	HUB Group, Inc.*	6,463,244
100,000	Kirby Corp. *	6,811,000
686,000	Tyco International Ltd.	37,255,680
		82,613,553
Materials: 6.5%
281,303	Cemex SA de CV - ADR	18,363,460
135,000	Eagle Materials, Inc.	8,607,600
58,500	Minerals Technologies, Inc.	3,416,985
225,000	Mittal Steel Co. NV - Class A	8,493,750
236,200	Sealed Air Corp.	13,668,894
125,000	United States Steel Corp.	7,585,000
		60,135,689
Technology: 14.8%
515,900	Arris Group, Inc. *	7,098,784
180,000	Benchmark Electronics, Inc. *	6,903,000
700,000	Dell, Inc. *	20,832,000
433,500	eBay, Inc. *	16,932,510
35,800	Google, Inc. - Class A *	13,962,000
362,400	Network Appliance, Inc. *	13,057,272
372,000	Parametric Technology Corp. *	6,074,760
300,000	Polycom, Inc. *	6,504,000
244,500	Progress Software Corp. *	7,112,505
331,200	QUALCOMM, Inc.	16,762,032
287,100	Salesforce.com, Inc. *	10,928,064
374,400	Yahoo!, Inc. *	12,078,144
		138,245,071
Telecommunications: 1.8%
3,300,000	Level 3 Communications, Inc. *	17,094,000

TOTAL COMMON STOCKS
	(cost $711,803,317)	904,126,282

NOTES & BONDS: 0.8%

Telecommunications: 0.8%
$ 4,650,000	Level 3 Communications, Inc., 10.000%, 05/01/2011+	7,254,000

TOTAL NOTES & BONDS
	(cost $4,650,000)	7,254,000

PUT OPTIONS: 0.0%
1,200	GlobalSantaFe Corp., $60.00, Exp. 04/22/06 (cost $604,344)	168,000

Shares/ Principal Amount		Value

	SHORT-TERM INVESTMENTS: 2.7%
$ 25,464,000	Repurchase Agreement, State Street Bank & Trust Co., 7.85%,
	03/31/06, due 04/03/2006 [collateral: $28,355,000,
	US Treasury Notes, 8.125%, due 05/15/21;
	US Treasury Notes, 4.625%, due 03/31/08;
	US Treasury Notes, 4.250%, due 08/15/15;
	value $25,956239] (proceeds $25,409,868)	$25,464,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $25,464,000)	25,464,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $742,521,661): 100.6%	937,012,282

	CALL OPTIONS WRITTEN: 0.0%
1,200	GlobalSantaFe Corp., $60.00, Exp. 04/22/06 (cost $295,899)	(288,000)

	Liabilities in excess of other Assets: (0.6%)	(5,295,699)

	Net Assets: 100%	$931,428,583

Footnotes
	Percentages are stated as a percent of net assets.
*	Non Income Producing
+	Illiquid securities.

	At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

	Cost of investments for tax purposes	$745,242,601
	Gross tax unrealized appreciation	224,257,687
	Gross tax unrealized depreciation	(32,488,006)
	Net tax unrealized appreciation	$191,769,681

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Masters' Select International Fund
SCHEDULE OF INVESTMENTS at March 31, 2006

Shares		Value

COMMON STOCKS: 94.3%

Australia: 1.3%
1,062,100	Australia & New Zealand Banking Group Ltd.	$20,163,547
Austria: 0.9%
247,442	Erste Bank Der Oesterreichischen Sparkassen AG	14,614,792
Brazil: 2.4%
818,300	Empresa Brasileira de Aeronautica SA	30,154,355
783,258	Gafisa Sa *	8,355,233
		38,509,588
Canada: 5.7%
2,562,000	Abitibi Consolidated, Inc.	10,607,286
1,918,500	Canfor Corp. *	23,516,672
467,205	Shoppers Drug Mart Corp.	17,801,528
718,600	Talisman Energy, Inc.	38,202,959
		90,128,445
China: 0.5%
20,582,000	Shanghai Electric Group Co. Ltd. *	8,686,403
Denmark: 0.3%
81,700	Novo-Nordisk A/S - Class B	5,089,887
France: 8.6%
183,003	Eurazeo	22,090,732
1,291,800	France Telecom SA	29,101,834
269,700	Pinault-Printemps-Redoute SA	32,621,608
132,800	Peugeot SA	8,392,523
318,625	Sanofi Synthelabo SA	30,359,640
405,100	Vivendi Universal SA	13,935,071
		136,501,408
Germany: 2.3%
651,300	Bayerische Motoren Werke (BMW) AG	35,930,402
Greece: 1.9%
794,000	OPAP SA	30,396,900
Hong Kong: 7.9%
7,366,500	China Merchants Holdings International Co. Ltd.	21,264,261
136,202	CNOOC Ltd. ADR	10,648,272
1,536,930	Guoco Group	19,706,897
6,074,000	Hong Kong Exchanges and Clearing Ltd.	36,592,955
1,844,000	Hutchison Whampoa Ltd.	16,883,640
2,571,400	Melco International Development	5,301,890
9,868,000	Shangri-La Asia Ltd.	15,895,721
		126,293,636
Ireland: 1.4%
1,238,500	Bank of Ireland	23,075,520
Japan: 15.5%
395,000	Asatsu-Dk, Inc.	13,817,184
390,600	Honda Motor Co. Ltd.	24,234,852
12,080	KK Davinci Advisors *	16,450,062
1,025,000	Komatsu Ltd.	19,584,876
1,993	Mitsubishi UFJ Financial Group, Inc.	30,532,363
909,900	Nichicon Corp.	11,492,332
3,431,000	Nippon Sheet Glass Co. Ltd.	19,156,015
17,740	NTT DoCoMo, Inc.	26,271,416
150,400	Rohm Co. Ltd.	15,936,678
452,900	Sysmex Corp.	19,774,263
5,336,000	Tokyo Gas Co. Ltd.	23,388,570
1,104,000	Toray Industries, Inc.	9,057,883
144,700	Yamada Denki Co. Ltd.	16,712,022
		246,408,516

Masters' Select International Fund
SCHEDULE OF INVESTMENTS at March 31, 2006

Shares Principal Amount		Value

Mexico: 4.6%
2,123,053	America Movil S.A. de C.V.	$72,735,796
Norway: 1.6%
139,000	Aker Kvaerner ASA	12,310,464
899,600	Subsea7, Inc. *	12,569,042
		24,879,506
South Korea: 1.6%
128,600	SK Telecom	25,477,795
Singapore: 3.6%
20,486,000	BIL International Ltd.	18,890,454
5,158,000	Capitaland Ltd.	15,449,900
3,049,600	Overseas Union Enterprise Ltd.	22,458,916
		56,799,270
Spain: 2.0%
841,000	Industrial de Diseno Textil, S.A.	32,512,663
Sweden: 1.5%
649,071	Telefonaktiebolaget LM Ericsson ADR	24,482,958
Switzerland: 12.0%
270,347	Lonza Group AG	18,543,357
80,200	Nestle SA	23,826,354
863,500	Novartis AG	48,058,765
278,747	Roche Holding AG	41,534,405
537,071	UBS AG	59,040,086
		191,002,967
United Kingdom: 15.6%
379,100	BP Plc ADR	26,135,154
11,458,874	Brit Insurance Holdings	19,381,792
2,723,300	British Sky Broadcasting Group Plc	25,577,118
1,498,200	Cadbury Schweppes Plc	14,904,870
1,146,800	Carpetright Plc	23,236,782
1,395,600	Diageo Plc	22,003,468
726,157	Enterprise Inns Plc	12,023,470
2,050,000	GlaxoSmithKline Plc	53,660,255
1,438,000	HSBC Holdings Plc	24,135,070
8,295,200	Matalan Plc	27,592,476
		248,650,455
United States: 3.1%
417,100	Bunge Limited	23,236,641
306,500	Southern Copper Corp.	25,893,120
		49,129,761

TOTAL COMMON STOCKS
	(cost $1,275,960,904)	1,501,470,215

PREFERRED STOCKS - 0.2%

Austria: 0.2%
53,088	Erste Bank Der Oesterreichischen Sparkassen AG *	3,093,679

TOTAL PREFERRED STOCKS
	(cost $2,926,474)	3,093,679

SHORT-TERM INVESTMENTS - 4.9%

$ 77,381,000	Repurchase Agreement, State Street Bank & Trust Co., 3.400%,
	03/31/06, due 04/03/06 [collateral: $80,925,000,
	US Treasury Notes, 4.625%, due 03/31/08;
	US Treasury Notes, 4.250%, due 08/15/15;
	value $78,943,186] (proceeds $77,402,925)	77,381,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $77,381,000)	77,381,000

Masters' Select International Fund
SCHEDULE OF INVESTMENTS at March 31, 2006

Value

TOTAL INVESTMENTS IN SECURITIES
(cost $1,356,268,378): 99.8%	$1,581,944,894

Other Assets less Liabilities: 0.6%	10,228,495

Net Assets: 100%	$1,592,173,389

Footnotes
Percentages are stated as a percent of net assets.
* Non Income Producing

At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$1,361,116,010
Gross tax unrealized appreciation	226,705,593
Gross tax unrealized depreciation	(5,876,709)
Net tax unrealized appreciation	$220,828,884

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Sector	% of Net Assets
Consumer Discretionary	22.5%
Finance	19.6%
Healthcare, Pharmaceuticals & Biotechnology	12.5%
Telecommunications	9.6%
Industrials	7.3%
Consumer Staples	6.4%
Energy	6.3%
Materials	5.5%
Technology	3.3%
Utilities	1.5%
Cash and Other Assets	5.5%
Net Assets	100.0%

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2006

Shares		Value

COMMON STOCKS: 92.3%

Consumer Discretionary: 43.1%
275,000	Amazon.Com, Inc. *	$10,040,250
153,000	Comcast Corp. - Special Class A *	3,996,360
470,600	DIRECTV Group, Inc.(The) *	7,717,840
378,900	Discovery Holding Co. - Class A *	5,683,500
475,000	Disney (Walt) Co.	13,247,750
250,000	Eastman Kodak Co.	7,110,000
400,000	Expedia, Inc. *	8,108,000
240,000	Gap, Inc. (The)	4,483,200
223,000	General Motors Corp.	4,743,210
325,000	Home Depot, Inc. (The)	13,747,500
240,000	IAC/InterActiveCorp. *	7,072,800
248,000	Koninklijke (Royal) Philips Electronics NV	8,345,200
1,345,000	Liberty Media Corp. *	11,042,450
142,320	Limited Brands	3,481,147
265,000	Mattel, Inc.	4,804,450
180,000	McDonald's Corp.	6,184,800
402,060	News Corp.	6,678,217
254,947	NTL Inc.	7,421,507
150,000	Pulte Homes, Inc.	5,763,000
315,000	Time Warner, Inc.	5,288,850
142,500	Viacom, Inc. - Class B *	5,529,000
115,000	Yum! Brands, Inc.	5,618,900
		156,107,931
Consumer Staples: 7.5%
246,089	Imperial Tobacco Group Plc	7,306,142
1,650	Japan Tobacco, Inc.	5,813,864
497,700	KT&G Corp.+	14,184,450
		27,304,456
Finance: 12.2%
170,000	AON Corp.	7,056,700
2,392	Berkshire Hathaway, Inc. - Class B *	7,204,704
100,000	Capital One Financial Corp.	8,052,000
20,000	Fairfax Financial Holdings Ltd.	2,129,265
175,000	JPMorgan Chase & Co.	7,287,000
390	Mitsubishi UFJ Financial Group, Inc.	5,974,722
149,000	Washington Mutual, Inc.	6,350,380
		44,054,771
Healthcare, Pharmaceuticals & Biotechnology: 1.5%
217,000	IMS Health, Inc.	5,592,090
Industrials: 9.3%
67,000	Dun & Bradstreet Corp. *	5,137,560
44,000	FedEx Corp.	4,969,360
172,600	Orkla ASA - Class A	8,565,561
552,120	Tyco International Ltd.	14,840,985
		33,513,466
Materials: 7.2%
135,223	Anglo American Plc	5,216,443
133,651	Cemex SA de CV	8,724,737
3,200	Sika Finanz AG	3,291,752
50,000	Temple-Inland, Inc.	2,227,500
93,510	Weyerhaeuser Co.	6,772,929
		26,233,361
Technology: 5.2%
36	Comdisco Holding Co., Inc.	531
3,650,000	Comdisco, Inc. Contingent Equity Distribution * +	-
300,000	Dell, Inc. *	8,928,000
100,000	eBay, Inc. *	3,906,000
126,000	First Data Corp.	5,899,320
		18,733,851

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2006

Shares/ Principal Amount		Value

Telecommunications: 6.3%
1,400,000	Level 3 Communications, Inc. *	$7,252,000
350,000	Sprint Corp.	9,044,000
84,000	Telephone & Data Systems, Inc.	3,171,000
84,000	Telephone & Data Systems, Inc.	3,312,960
		22,779,960

TOTAL COMMON STOCKS
	(cost $272,655,843)	334,319,886

PREFERRED STOCK: 0.0%

Telecommunications: 0.0%
54	PTV, Inc. *	114

TOTAL PREFERRED STOCK
	(cost $0)	114

NOTES & BONDS: 2.3%

Finance: 0.7%
$ 3,774,300	Armstrongworld Inds, Inc.* + #	2,698,625

Industrials: 0.5%
2,386,700	Armstrongworld Trade Claims, 0.000%, 12/31/2007 * + #	1,670,690

Telecommunications: 1.1%
2,533,000	Level 3 Communications, Inc., 10.000%, 05/01/2011 + #	3,951,480

TOTAL NOTES & BONDS
	(cost $6,361,877)	8,320,795

SHORT-TERM INVESTMENT: 4.8%
17,242,000	Repurchase Agreement, State Street Bank & Trust Co., 3.400%, 03/31/06,
	due 04/03/06 [collateral: $17,258,786
	US Treasury Notes, 4.25%, due 08/15/15
	US Treasury Notes, 8.125%, due 05/15/21
	US Treasury Notes, 4.625%, due 03/31/08
	value $17,599,541] (proceeds $17,246,823)	17,242,000

TOTAL SHORT-TERM INVESTMENT
	(cost $17,242,000)	17,242,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $296,259,720): 99.4%	359,882,795

Other Assets less Liabilities: 0.6%		2,218,049

Net Assets: 100%		$362,100,844

Footnotes
Percentages are stated as a percent of net assets.
*	Non Income Producing.
+	Illiquid security.
#	Security fair valued as determined in good faith by or under the direction of
	the Board of Trustees.

At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$296,664,073
Gross tax unrealized appreciation		71,159,109
Gross tax unrealized depreciation		(7,940,387)
Net tax unrealized appreciation		$63,218,722

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS at March 31, 2006

Shares		Value

COMMON STOCKS: 85.5%

Consumer Discretionary: 21.8%
152,600	Big Lots, Inc. *	2,130,296
305,000	Callaway Golf Co.	5,246,000
144,300	Career Education Corp. *	5,444,439
302,900	Charming Shoppes *	4,504,123
425,000	Cox Radio, Inc. - Class A *	5,703,500
420,000	dELIA*s, Inc. *	3,922,800
194,400	Foot Locker, Inc.	4,642,272
524,600	Interpublic Group of Companies, Inc. *	5,015,176
161,500	Jo-Ann Stores, Inc. *	2,173,790
385,000	Journal Register Co.	4,689,300
113,000	Lee Enterprises, Inc.	3,761,770
92,100	Michaels Stores, Inc.	3,461,118
360,800	Radio One, Inc. - Class D *	2,691,568
92,900	Rent-A-Center, Inc. *	2,377,311
133,000	Ruby Tuesday, Inc.	4,266,640
280,000	Skechers U.S.A., Inc. *	6,980,400
447,500	Tweeter Home Entertainment Group, Inc. *	3,508,400
		70,518,903
Energy: 11.3%
80,000	Core Laboratories NV *	3,804,000
53,000	Houston Exploration Co. (The) *	2,793,100
74,000	Lufkin Industries, Inc.	4,102,560
257,300	NATCO Group, Inc. - Class A *	6,972,830
85,300	National Oilwell Varco, Inc. *	5,469,436
83,300	Patterson-UTI Energy, Inc.	2,662,268
275,000	PetroHawk Energy Corp. *	3,767,500
179,900	Rosetta Resourses, Inc. * +	3,231,004
84,800	Rowan Companies, Inc.	3,727,808
		36,530,506
Finance: 6.8%
161,834	CapitalSource, Inc.	4,026,430
123,750	HCC Insurance Holdings, Inc.	4,306,500
103,900	Investors Financial Services Corp.	4,869,793
233,700	Janus Capital Group, Inc.	5,414,829
10,105	Markel Corp. *	3,412,256
		22,029,808
Healthcare, Pharmaceuticals & Biotechnology: 4.4%
51,900	Apria Healthcare Group, Inc. *	1,192,662
970,000	Draxis Health, Inc. *	4,394,100
167,000	Invacare Corp.	5,187,020
92,000	Respironics, Inc. *	3,579,720
		14,353,502
Industrials: 13.9%
129,800	ACCO Brands Corp. *	2,881,560
145,000	Albany International Corp. - Class A	5,523,050
72,000	Armor Holdings, Inc. *	4,196,880
694,300	Global Power Equipment Group Inc. *	2,673,055
118,100	HUB Group, Inc. *	5,382,998
185,000	Interline Brands, Inc. *	4,667,550
85,000	Manitowoc Co.	7,747,750
131,700	Trinity Industries, Inc.	7,163,163
80,000	Washington Group International, Inc.	4,591,200
		44,827,206

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS at March 31, 2006

Shares/ Principal Amount		Value

Technology: 27.2%
344,400	Andrew Corp. *	4,229,232
435,000	Arris Group, Inc. *	5,985,600
400,000	Autobytel, Inc. *	1,928,000
183,400	Avnet, Inc. *	4,654,692
604,800	BearingPoint, Inc. *	5,134,752
140,000	DSP Group, Inc. *	4,061,400
810,000	Embarcadero Technologies, Inc. *	5,670,000
455,000	Epicor Software Corp. *	6,110,650
265,000	Heartland Payment Systems, Inc. *	6,564,050
182,200	Hewitt Associates, Inc. - Class A *	5,418,628
133,500	Littelfuse, Inc. *	4,556,355
650,000	Magma Design Automation, Inc. *	5,622,500
54,505	Nice Systems Ltd. *	2,777,575
363,200	Parametric Technology Corp. *	5,931,056
800,000	STATS ChipPAC Ltd. *	6,280,000
441,800	Vasco Data Security International *	3,613,924
363,400	Witness Systems, Inc. *	9,230,360
		87,768,774

TOTAL COMMON STOCKS		276,028,699
	(cost $235,312,406)

SHORT-TERM INVESTMENTS: 14.6%
$ 47,231,000	Repurchase Agreement, State Street Bank & Trust Co., 3.400%, 03/31/2006
	due 04/03/06 [collateral: $48,301,214,
	US Treasury Notes, 4.25%, due 08/15/15
	US Treasury Notes, 8.125%, due 05/15/21
	US Treasury Notes, 4.625%, due 03/31/08
	value $48,189,107] (proceeds $47,243,798)	47,231,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $47,231,000)	47,231,000

TOTAL INVESTMENTS IN SECURITIES		323,259,699
	(cost $282,543,406): 99.2%

Other Assets less Liabilities: 0.8%		(249,038)

Net Assets:	100%	$323,010,661

Footnotes
Percentages are stated as a percent of net assets.
*	Non Income Producing
+	Illuquid Security.

At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$283,345,592
Gross tax unrealized appreciation		49,554,804
Gross tax unrealized depreciation		(9,640,697)
Net tax unrealized appreciation		$39,914,107

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Masters’ Select Funds Trust

By (Signature and Title) /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date 5/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date 5/25/06

By (Signature and Title)* /S/JOHN COUGHLAN
John Coughlan, Treasurer

Date 5/25/06

* Print the name and title of each signing officer under his or her signature.